SHARE-BASED PAYMENTS - Share-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments expense	$ 2,329	$ 2,523
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments expense	1,350	1,635
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments expense	738	545
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments expense	$ 241	213
Bonus shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments expense		$ 130